Significant Production and Growth Asset Acquisitions (Tables)	12 Months Ended
Dec. 31, 2022
FAR Senegal RSSD SA [member]
Disclosure of detailed information about business combination [line items]
Summary of assets acquired and liabilities assumed
The identifiable assets and liabilities acquired as at the date of the acquisition inclusive of transaction costs are:

US$m

Oil and gas properties	205
Exploration and evaluation	7
Cash acquired	3
Payables	(13)
Net other assets and liabilities assumed	10

Total identifiable net assets at acquisition	212

Summary of cash flows on acquisition

US$m

Purchase cash consideration	212
Transaction costs	-

Total purchase consideration	212

Net cash outflows on acquisition	212

Capricorn Senegal Limited [member]
Disclosure of detailed information about business combination [line items]
Summary of assets acquired and liabilities assumed
The identifiable assets and liabilities acquired as at the date of the acquisition inclusive of transaction costs were:

US$m

Oil and gas properties	540
Exploration and evaluation	26
Cash acquired	5
Payables	(51)
Net other assets and liabilities assumed	7

Total identifiable net assets at acquisition	527

Summary of cash flows on acquisition

US$m

Purchase cash consideration	525
Transaction costs	2

Total purchase consideration	527

Net cash outflows on acquisition	527